Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Percent
The Netherlands' statutory income tax rate	25.80%	25.80%	25.00%
Taxation of foreign operations, net	(7.60%)	(4.90%)	(3.00%)
Unrecognized tax benefits	3.10%	0.90%	1.60%
Excess tax benefit related to share-based compensation	(0.30%)	(0.50%)	(1.00%)
Prior year taxes	0.30%	(1.10%)	0.60%
Government incentives	(1.00%)	(0.50%)	(0.60%)
Changes in tax laws and rates	0.20%	(0.20%)	(0.40%)
Tax impact from nondeductible (deductible) items	1.30%	(1.90%)	0.20%
Valuation allowance	(1.80%)	0.00%	(4.40%)
Other items, net	0.60%	(0.20%)	0.10%
Effective tax rate	20.60%	17.40%	18.10%